Document and Entity Information - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-12874
Entity Registrant Name	TEEKAY CORPORATION LTD.
Entity Address, Address Line One	2nd Floor
Entity Address, Address Line Two	Swan Building
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Title of 12(b) Security	Common Shares, par value of $0.001 per share
Trading Symbol	TK
Security Exchange Name	NYSE
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Entity Central Index Key	0000911971
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line Three	26 Victoria Street
Auditor Name	KPMG LLP
Auditor Location	Vancouver BC, Canada
Auditor Firm ID	85
ICFR Auditor Attestation Flag	true
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	86,056,804
Document Financial Statement Error Correction [Flag]	false
Business Contact
Entity Address, Address Line One	2nd Floor
Entity Address, Address Line Two	Swan Building
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
City Area Code	441
Local Phone Number	298-2530
Contact Personnel Fax Number	292-3931
Contact Personnel Name	N. Angelique Burgess
Entity Address, Address Line Three	26 Victoria Street